Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2018
Allowance For Loan Losses [Abstract]
Schedule of the activity in the allowance for loan losses
The activity in the allowance for loan losses for the years ended December 31, 2018, 2017, and 2016 is summarized in the following tables.

	Year ended December 31, 2018
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$15,022	$9,601	$4,430	$9,321	$11,614	$—	$49,988
Charge-offs	2,796	281	72	441	9,962	—	13,552
Recoveries	(1,221)	(272)	(712)	(844)	(4,078)	(4)	(7,131)
Net charge-offs (recoveries)	1,575	9	(640)	(403)	5,884	(4)	6,421
Provision (Recovery)	3,330	176	(607)	(993)	6,043	(4)	7,945
Ending balance	$16,777	$9,768	$4,463	$8,731	$11,773	—	$51,512

	Year ended December 31, 2017
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$13,434	$10,432	$5,247	$10,958	$10,553	$—	$50,624
Charge-offs	6,017	1,798	105	1,208	10,275	—	19,403
Recoveries	(809)	(810)	(2,124)	(1,863)	(4,603)	(1)	(10,210)
Net charge-offs (recoveries)	5,208	988	(2,019)	(655)	5,672	(1)	9,193
Provision (Recovery)	6,796	157	(2,836)	(2,292)	6,733	(1)	8,557
Ending balance	$15,022	$9,601	$4,430	$9,321	$11,614	$—	$49,988

	Year ended December 31, 2016
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494
Charge-offs	5,786	412	1,436	3,014	10,151	—	20,799
Recoveries	(1,259)	(3,671)	(8,559)	(2,446)	(4,094)	(1)	(20,030)
Net charge-offs (recoveries)	4,527	(3,259)	(7,123)	568	6,057	(1)	769
Provision (Recovery)	4,267	(2,024)	(10,440)	(1,988)	5,086	(2)	(5,101)
Ending balance	$13,434	$10,432	$5,247	$10,958	$10,553	$—	$50,624

Schedule of the composition of the allowance for loan losses
The composition of the allowance for loan losses at December 31, 2018 and 2017 was as follows:

	December 31, 2018
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans:
Individually evaluated for impairment	$2,169	$86	$—	$18	$—	$—	$2,273
Collectively evaluated for impairment	14,608	9,682	4,463	8,713	11,773	—	49,239
Acquired with deteriorated credit quality	—	—	—	—	—	—	—
Total ending allowance balance	$16,777	$9,768	$4,463	$8,731	$11,773	$—	$51,512

Loan balance:
Loans individually evaluated for impairment	$15,119	$28,418	$1,866	$2,732	$—	$—	$48,135
Loans collectively evaluated for impairment	1,057,520	1,251,579	245,909	1,790,637	1,292,136	2,273	5,640,054
Loans acquired with deteriorated credit quality (1)	147	3,048	499	249	—	—	3,943
Total ending loan balance	$1,072,786	$1,283,045	$248,274	$1,793,618	$1,292,136	$2,273	$5,692,132

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.35%	0.30%	—%	0.66%	—%	—%	4.72%
Loans collectively evaluated for impairment	1.38%	0.77%	1.81%	0.49%	0.91%	—%	0.87%
Loans acquired with deteriorated credit quality	—%	—%	—%	—%	—%	—%	—%
Total	1.56%	0.76%	1.80%	0.49%	0.91%	—%	0.90%

Recorded investment:
Loans individually evaluated for impairment	$15,120	$28,426	$1,866	$2,732	$—	$—	$48,144
Loans collectively evaluated for impairment	1,062,121	1,256,310	246,864	1,794,207	1,295,892	2,299	5,657,693
Loans acquired with deteriorated credit quality (1)	148	3,059	503	251	—	—	3,961
Total ending recorded investment	$1,077,389	$1,287,795	$249,233	$1,797,190	$1,295,892	$2,299	$5,709,798
 (1) Excludes loans acquired with deteriorated credit quality which are individually evaluated for impairment due to additional credit deterioration post acquisition. These loans had a balance of $475,000, a recorded investment of $475,000, and zero allowance as of December 31, 2018.

	December 31, 2017
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans:
Individually evaluated for impairment	$681	$2	$—	$1	$—	$—	$684
Collectively evaluated for impairment	14,341	9,599	4,430	9,320	11,614	—	49,304
Total ending allowance balance	$15,022	$9,601	$4,430	$9,321	$11,614	$—	$49,988

Loan balance:
Loans individually evaluated for impairment	$18,034	$18,131	$1,322	$19,058	$—	$—	$56,545
Loans collectively evaluated for impairment	1,035,419	1,149,476	180,148	1,706,166	1,241,736	2,993	5,315,938
Total ending loan balance	$1,053,453	$1,167,607	$181,470	$1,725,224	$1,241,736	$2,993	$5,372,483

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	3.78%	0.01%	—%	0.01%	—%	—%	1.21%
Loans collectively evaluated for impairment	1.39%	0.84%	2.46%	0.55%	0.94%	—%	0.93%
Total	1.43%	0.82%	2.44%	0.54%	0.94%	—%	0.93%

Recorded investment:
Loans individually evaluated for impairment	$18,039	$18,142	$1,324	$19,059	$—	$—	$56,564
Loans collectively evaluated for impairment	1,039,827	1,153,748	180,693	1,709,737	1,245,544	3,029	5,332,578
Total ending recorded investment	$1,057,866	$1,171,890	$182,017	$1,728,796	$1,245,544	$3,029	$5,389,142